OPERATIONAL CONTEXT - Capitalization (Details) R$ / shares in Units, R$ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 31, 2022 BRL (R$) shares	Jun. 30, 2022 BRL (R$) R$ / shares shares	Jul. 31, 2022 BRL (R$)	Dec. 31, 2023 shares	Dec. 31, 2022 BRL (R$)	Jun. 30, 2022 $ / shares
Capitalization
Capital Increase					R$ 30,756,468
Number of shares issued | shares				5,872,034
Subscription of shares					R$ 30,648,282
Common shares
Capitalization
Capital Increase			R$ 30,648,282
Subscription of shares			30,756,468
Expenses with shares issued			(108,186)
Common shares | Federal Government
Capitalization
Percentage of common stock shareholding in entity				42.67%	72.33%
Common shares | Public offering
Capitalization
Subscription price per share, in the offering | (per share)		R$ 42.00				$ 8.63
Capital Increase		R$ 30,756,468
Impact on share capital			R$ 30,648,282
Common shares | Primary offering and overallotment
Capitalization
Number of shares issued | shares	732,296,868
Common shares | Primary offering
Capitalization
Number of shares issued | shares		627,675,340
Proceeds From Issuing Shares Gross		R$ 26,362,364
Common shares | Secondary shares
Capitalization
Number of shares issued | shares		69,801,516
Proceeds From Issuing Shares Gross		R$ 2,931,664
Common shares | Secondary and overallotment
Capitalization
Number of shares issued | shares	69,801,516
Common shares | Overallotment shares
Capitalization
Number of shares issued | shares	104,621,528
Percentage of total shares initially offered, issued as an over-allotment option	15.00%
Proceeds From Issuing Shares Gross	R$ 4,394,104